CONTRACT BALANCES - Remaining performance obligations (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Remaining performance obligations
Remaining performance obligations	¥ 1,693,411
Period after which deferred revenue are expected to be recognized as revenue	3 years